LEASES (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Lease, Cost [Table Text Block]

	March 31, 2023	March 31, 2022
Right-of-use assets – vehicle leases	$5,131	$19,419
Right-of-use assets – premise lease	667,775	914,233
Right-of-use assets – equipment lease	18,026	24,825
Total Right-of-use assets, net	690,932	958,477
Operating lease liabilities – current	$196,996	$211,600
Operating lease liabilities – non-current	493,936	746,877
Total operating lease liabilities	$690,932	$958,477

Schedule of operating lease terms

Remaining lease term and discount rate:	March 31, 2023	March 31, 2022
Weighted average remaining lease term (years)	3.30	4.27
Weighted average discount rate	5.96%	5.92%

Schedule of future minimum lease payments

Year ending March 31,
2024	$230,890
2025	227,085
2026	227,085
2027	75,184
Total future minimum lease payments	760,244
Less: imputed interest	(69,312)
Total	$690,932